Employee Benefits - Maturity of Expected Benefit Payments (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure of defined benefit plans [line items]
Benefits to be paid	₩ 3,301,996
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	280,973
1 year - 5 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	847,689
5 years - 10 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	610,187
10 years - 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	1,105,470
After 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	₩ 457,677